 As filed with the U.S. Securities and Exchange Commission on September 11, 2008
                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
     Pre-Effective Amendment No. __    [ ]
     Post-Effective Amendment No. 59   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
     Amendment No. 60   [X]

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)
                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)
         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
_X_  on October 15, 2008 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_X_  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This  Post-Effective  Amendment  only relates to all of the share classes of the
UBS Tax Free Short-Intermediate Bond Fund.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended,  this
Post-Effective  Amendment Nos. 59/60 to the  Registration  Statement for The UBS
Funds (the  "Registrant")  is being filed solely for the purpose of delaying the effectiveness of  Post-Effective  Amendment Nos. 58/59 ("PEA 58/59"),  which was filed with the U.S.  Securities  and  Exchange  Commission  via the EDGAR system
pursuant   to   Rule   485(a)(2)   on   July   2,   2008    (Accession    Number
0001386893-08-000031) relating solely to all of the share classes of the UBS Tax
Free Short-Intermediate Bond Fund (the "Fund").

Accordingly,  the prospectus and statement of additional information of the Fund as  filed  on  Form  N-1A  (Nos.  33-47287  and  811-6637)  in  PEA  58/59,  are
incorporated  herein by reference in their entirety into this filing.  As stated
on the cover page to this filing,  this  Post-Effective  Amendment  No. 59/60 is intended to become effective on October 15, 2008.

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Articles of Incorporation.

     (1)  Certificate of Trust of the Registrant  dated August 9, 1993, as filed with the Office of the  Secretary of State of the State of Delaware on
          August 13, 1993, is incorporated herein by reference to Post-Effective
          Amendment No. 21 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and  811-6637) as filed  electronically  with the U.S.
          Securities and Exchange Commission (the "SEC") on September 15, 1998.

          (i)  Amendment  to  Certificate  of  Trust  dated  February  15,  2002 changing  the  Trust's  name to The UBS  Funds,  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

     (2)  Amended  and  Restated   Agreement  and   Declaration  of  Trust  (the
          "Declaration") effective as of September 28, 2004, as amended March 8,
          2007, is incorporated  herein by reference to Post Effective Amendment
          No. 55 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on April
          10, 2007.

(b)  By-Laws.

     (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds)  dated  August 9,
          1993, are incorporated herein by reference to Post-Effective Amendment
          No. 17 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically with the SEC on August
          29, 1996.

          (i)  Amendment  to the  By-Laws  dated  July 1,  2002 is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

(c)  Instruments Defining Rights of Security Holders.

     (1)  Form of Specimen Share  Certificate  of The UBS Funds is  incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 15, 1998.

     (2)  The rights of security  holders of the Registrant are further  defined in the following sections of the Registrant's  By-Laws and Declaration and  are  herein  incorporated  by  reference  to  such  documents  as applicable:

          (i)  By-Laws.

          Article II - "Meeting of Shareholders."

          (ii) Declaration.

          Article III - "Shares" and Article V -  "Shareholders'  Voting  Powers
          and Meetings."

(d)  Investment Advisory Contracts.

     (1)  Investment  Advisory  Agreement  dated July 1, 2002 between UBS Global
          Asset Management (Americas) Inc. (the "Advisor") and the Registrant on
          behalf of the UBS Global  Allocation  Fund is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS Global  Allocation Fund is incorporated  herein by reference to  Post-Effective  Amendment No. 43 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (2)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and  the  Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  Global  Bond Fund is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (3)  Investment Advisory Agreement dated April 25, 1995 between the Advisor and the  Registrant  on behalf of the UBS  International  Equity  Fund
          (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S.  Equity Fund)
          is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-6637) as filed electronically with the SEC on September 15, 1998.

          (i)  Certificate of the Secretary and  resolutions  redesignating  the
               Global (Ex-U.S.) Equity Fund as the International Equity Fund are
               incorporated herein by reference to Post-Effective  Amendment No.
               33 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 7, 2000.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated April 25, 1995  between the Advisor and the  Registrant  on behalf  of the UBS  International  Equity  Fund  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (4)  Amended  Investment  Advisory Agreement dated July 1, 2002, as amended
          July 1,  2003  and  January  1,  2004,  between  the  Advisor  and the
          Registrant  on behalf of the UBS Global  Equity  Fund is  incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 28, 2004.

     (5)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Equity  Fund
          (f/k/a UBS U.S.  Equity Fund) is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a
               UBS U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap  Equity  Fund  (f/k/a  UBS U.S.
               Equity   Fund)   is   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (6)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  U.S.  Bond  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (7)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (8)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Small  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (9)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor
          and  the   Registrant  on  behalf  of  the  UBS  High  Yield  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS High  Yield  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (10) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor  and the  Registrant  on  behalf of the UBS  Emerging  Markets
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (11) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor and the Registrant on behalf of the UBS Emerging  Markets Debt
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 25 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically  with the SEC on March
          l, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (12) Investment  Advisory  Agreement dated May 23, 2000 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on August 29, 2000.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement  of the UBS U.S.  Small  Cap
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (13) Investment  Advisory  Agreement dated July l, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Value Equity
          Fund (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S.  Large Cap Value Equity Fund
               (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap Value  Equity  Fund  (f/k/a UBS
               U.S.  Value Equity Fund) is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (14) Investment  Advisory  Agreement  dated  December  7, 2000  between the
          Advisor  and the  Registrant  on  behalf of the UBS U.S.  Real  Estate
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 34 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 31, 2001.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS U.S.  Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (15) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on behalf of the UBS  Dynamic  Alpha Fund is  incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 13, 2004.

          (i)  Form of Amendment  Number One to  Investment  Advisory  Agreement
               between  the  Advisor  and the  Registrant  on  behalf of the UBS
               Dynamic  Alpha  Fund  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  57 to  Registrant's  Registration
               Statement  on Form  N-1A  (Nos.33-47287  and  811-6637)  as filed electronically with the SEC on October 26, 2007.

     (16) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on  behalf  of  the  UBS  Absolute  Return  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 44 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on December 21, 2004.

     (17) Investment Advisory Agreement dated March 27, 2006 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Mid Cap Growth  Equity
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 51 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on March
          27, 2006.

     (18) Form of Investment  Advisory  Agreement  dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S.  Equity Alpha
          Fund is incorporated  herein by reference to Post Effective  Amendment
          No. 55 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on April
          10, 2007.

     (19) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant on behalf of the UBS Global  Frontier Fund is  incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and 811-06637) as
          filed electronically with the SEC on June 22, 2007.

     (20) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant on behalf of the UBS Tax Free  Short-Intermediate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-06637) as filed electronically with the SEC on July 2, 2008.

(e)  Underwriting Contracts.

     (1)  Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment No. 37 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 19, 2002.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodial  arrangements  are  provided  under  the  Multiple  Services
          Agreement dated May 9, 1997, as amended,  between Morgan Stanley Trust
          Company  and  succeeded  by  JPMorgan  Chase  Bank  (f/k/a  The  Chase
          Manhattan  Bank),  and the  Registrant on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Amendment  dated  May 9,  2000  relating  to Fee  Obligation  and
               Continuation of the Registrant's  Multiple Services  Agreement is
               incorporated herein by reference to Post-Effective  Amendment No.
               31 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               August 29, 2000.

          (ii) Amendment  dated May 21,  2001  relating  to the  Appointment  of
               Brinson Advisors,  Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (iii) Amended  Attachment A (approved  borrowers) to the  Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-6637),  as filed electronically with the SEC on October 27, 2006.

          (iv) Revised Schedule B3 (authorized  signatories) to the Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-6637),  as filed electronically with the SEC on October 27, 2006.

          (v)  Amended Schedule B1 and Schedule F to the  Registrant's  Multiple
               Services  Agreement is  incorporated  herein by reference to Post effective Amendment No. 54 to Registrant's Registration Statement
               on  Form   N-1A   (Nos.   33-47287   and   811-6637),   as  filed
               electronically with the SEC on October 27, 2006.

          (vi) Revised  Schedule  A  to  the  Registrant's   Multiple   Services
               Agreement is  incorporated  herein by reference to Post effective
               Amendment No. 53 to Registrant's  Registration  Statement on Form
               N-1A (Nos. 33-47287 and 811-6637),  as filed  electronically with the SEC on August 14, 2006.

          (vii) Amendment  dated as of April 1, 2007 to the  Securities  Lending
               Authorization  Amendment  to the Multiple  Services  Agreement is
               incorporated herein by reference to Post-Effective  Amendment No.
               56 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and 811-06637) as filed  electronically  with the SEC on
               June 22, 2007.

(h)  Other Material Contracts.

     (1)  Form of  Administration  Contract,  dated  April 1, 2006,  between UBS
          Global  Asset  Management   (Americas)  Inc.  and  the  Registrant  is
          incorporated herein by reference to Post-Effective Amendment No. 51 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on March 27, 2006.

          (i)  Amendment  to Exhibit A, dated June 24, 2007,  to  Administration
               Contract is  incorporated  herein by reference to  Post-Effective
               Amendment No. 56 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-06637) as filed  electronically with the SEC on June 22, 2007.

          (ii) Form of  Amendment  to Exhibit A to  Administration  Contract  is
               incorporated herein by reference to Post-Effective  Amendment No.
               58 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and 811-06637) as filed  electronically  with the SEC on
               July 2, 2008.

     (2)  Transfer Agency and Related Services Agreement, dated August 20, 2001, between  PFPC  Inc.  and the  Registrant  is  incorporated  herein  by
          reference  to   Post-Effective   Amendment  No.  37  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on July 19, 2002.

          (i)  Amendment  to  Exhibit  B to  the  Transfer  Agency  and  Related
               Services  Agreement,  approved August 19, 2003, between PFPC Inc.
               and  the  Registrant  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  40 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2003.

          (ii) Amendment  to Exhibit A, dated  June 24,  2007,  to the  Transfer
               Agency and Related Services  Agreement is incorporated  herein by reference  to  Post-Effective  Amendment  No. 56 to  Registrant's
               Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637)
               as filed electronically with the SEC on June 22, 2007.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and 811-06637) as
          filed electronically with the SEC on June 22, 2007.

(j)  Other Opinions.

     (1)  Consent of Ernst & Young LLP, Independent Registered Public Accounting
          Firm, is incorporated herein by reference to Post-Effective  Amendment
          No.57  to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287  and  811-6637)  as  filed  electronically  with  the  SEC on
          December 26, 2007.

     (2)  (a) Powers of Attorney  appointing  Mark F.  Kemper,  Keith A. Weller,
          Joseph J. Allessie, Mary Capasso,  Michael Calhoun, Stephen Fleischer,
          Eric Sanders,  Tammie Lee, Bruce G. Leto,  Mark A. Sheehan and Jana L.
          Cresswell  attorneys-in-fact  and agents to Frank K. Reilly, Walter E.
          Auch,  Edward  M.  Roob,  Adela  Cepeda  and J.  Mikesell  Thomas  are
          incorporated herein by reference to Post-Effective Amendment No. 48 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on December 20, 2005.

     (b)  Powers of Attorney appointing Mark F. Kemper, Keith A. Weller,  Joseph
          J. Allessie, Mary Capasso,  Michael Calhoun,  Stephen Fleischer,  Eric
          Sanders,  Tammie  Lee,  Bruce G.  Leto,  Mark A.  Sheehan  and Jana L.
          Cresswell  attorneys-in-fact  and  agents  to Thomas  Disbrow  and Kai
          Sotorp  are  incorporated   herein  by  reference  to   Post-Effective
          Amendment No. 54 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          October 27, 2006.

(k)  Omitted Financial Statements.

     Not Applicable.

(l)  Initial Capital Agreements.

     (1)  Letter of  Understanding  Relating to Initial  Capital,  dated July 1,
          1992, is incorporated herein by reference to Post-Effective  Amendment
          No. 21 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287  and  811-6637)  as  filed  electronically  with  the  SEC on
          September 15, 1998.

(m)  Rule 12b-1 Plan.

     (1)  Form of Shareholder  Services Plan, dated October 29, 2001, as revised
          March  9,  2007,  relating  to Class A shares  of each  series  of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 56 to Registrant's  Registration  Statement on Form N-1A
          (Nos. 33-47287 and 811-06637) as filed  electronically with the SEC on
          June 22, 2007.

     (2)  Form of Rule 12b-1 Plan  relating to the Class B shares of each series
          of  the   Registrant   is   incorporated   herein  by   reference   to
          Post-Effective Amendment No. 43 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

     (3)  Form of Rule 12b-1 Plan,  dated  October 29, 2001, as revised March 9,
          2007,  relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-06637) as filed electronically with the SEC on June 22, 2007.

          (i)  Addendum  to Rule  12b-1 Plan  relating  to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective  Amendment No. 55 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-06637)  as filed electronically with the SEC on April 10, 2007.

          (ii) Form of  Addendum  to Rule  12b-1  Plan  relating  to the Class C shares of each series of the Registrant is incorporated herein by reference  to  Post-Effective  Amendment  No. 58 to  Registrant's
               Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637)
               as filed electronically with the SEC on July 2, 2008.

     (4)  Shareholder  Services Plan relating to Class A shares on behalf of the
          UBS Absolute Return Bond Fund is  incorporated  herein by reference to
          Post Effective Amendment No. 55 to Registrant's Registration Statement
          on Form N-1A (Nos.  33-47287 and  811-06637)  as filed  electronically with the SEC on April 10, 2007.

     (5)  Form of Shareholder Services Plan relating to Class A shares on behalf
          of  the  UBS   Absolute   Return   Bond   Fund   and   UBS  Tax   Free
          Short-Intermediate  Bond Fund is  incorporated  herein by reference to
          Post-Effective Amendment No. 58 to Registrant's Registration Statement
          on Form N-1A (Nos.  33-47287 and  811-06637)  as filed  electronically with the SEC on July 2, 2008.

(n)  Rule 18f-3 Plan.

     (1)  Amended  and  Restated  Multiple  Class Plan  pursuant  to Rule 18f-3, effective  as of December  14,  2004,  on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 44 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          December 21, 2004.

(p)  Codes of Ethics.

     (1)  Joint  Code of Ethics  of  Registrant,  the  investment  adviser,  the sub-adviser  and  the  principal  underwriter  of the  Registrant  are incorporated herein by reference to Post-Effective Amendment No. 54 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on October 27, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be  responsible  or liable in any event for any  neglect or  wrong-doing  of any officer,  agent,  employee,  Manager or Principal  Underwriter of the Trust, nor
shall any Trustee be  responsible  for the act or omission of any other Trustee, and,  subject to the  provisions of the Bylaws,  the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee  or  officer  of the Trust;  provided  that  nothing  herein contained shall indemnify,  hold harmless or protect any Trustee or officer from or against  any  liability  to the Trust or any  Shareholder  to which he or she would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note,  bond,  contract,  instrument,  certificate or undertaking and every other act or thing  whatsoever  issued,  executed or done by or on behalf of the
Trust or the  Trustees  or any of them in  connection  with the  Trust  shall be conclusively  deemed  to have  been  issued,  executed  or done  only in or with respect  to  their or his or her  capacity  as  Trustees  or  Trustee,  and such
Trustees or Trustee shall not be personally liable thereon.

Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.  The
exercise  by the  Trustees  of their  powers  hereunder  shall be  binding  upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful  misfeasance, bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee  and shall not be liable for errors of judgment or mistakes  of fact or law.  The  Trustees  may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration  of Trust and shall be under no liability for any act or omission in accordance  with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The  Trustees  shall be entitled  and  empowered  to the fullest  extent  permitted by law to purchase  with Trust assets  insurance  for liability  and for all expenses,  reasonably  incurred or paid or expected to be paid by a Trustee or  officer in  connection  with any  claim,  action,  suit or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify  him or her against such  liability  under the  provisions  of this
Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

(a)  Each Series'  investment  advisory  agreement  between the  Registrant,  on behalf of the series, and UBS Global Asset Management  (Americas) Inc., all
     of which  are  incorporated  herein  by  reference  or filed  herewith,  as follows:

     (1)  Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          International Equity Fund, dated April 25, 1995, as amended;

     (2)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Bond Fund, dated July 1, 2002;

     (3)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          High Yield Fund, dated July 1, 2002;

     (4)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Equity Fund, dated July 1, 2002;

     (5)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Value Equity Fund, dated July 1, 2002;

     (6)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Large Cap Growth Fund, dated July 1, 2002;

     (7)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

     (8)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Small Cap Growth Fund, dated July 1, 2002;

     (9)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

     (10) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Allocation Fund, dated July 1, 2002;

     (11) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Bond Fund, dated July 1, 2002;

     (12) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global  Equity Fund,  dated July 1, 2002, as amended and restated July
          1, 2003;

     (13) Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          Emerging Markets Debt Fund, dated December 10, 1998, as amended;

     (14) Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          Emerging Markets Equity Fund, dated December 10, 1998, as amended;

     (15) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Dynamic Alpha Fund;

     (16) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Absolute Return Bond Fund;

     (17) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Mid Cap Growth Equity Fund; and

     (18) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Equity Alpha Fund.

     (19) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Frontier Fund.

     (20) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Tax Free Short-Intermediate Bond Fund.

(b)  Sections  I.8(a),  I.8(c)(iii),   I.10,  II.A.2,  II.B.5,  II.C.6,  III.1.,
     III.2.(b)  through  III.2.(e),  III.4.(e)  and  III.9.(b)  of the  Multiple
     Services  Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
     Trust Company,  as succeeded by JPMorgan Chase Bank (formerly  known as The
     Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

(c)  Section  9(a) of the  Principal  Underwriting  Contract  between UBS Global
     Asset Management (US) Inc.  (formerly known as Brinson Advisors,  Inc.) and the  Registrant on behalf of each series dated  November 5, 2001,  which is incorporated herein by reference.

(d)  Section 12 of the Transfer Agency and Related  Services  Agreement  between
     PFPC Inc.  and the  Registrant  on behalf of each series  dated  August 20,
     2001, which is incorporated herein by reference.

(e)  Sections 8 and 9 of the  Administration  Contract  between UBS Global Asset
     Management  (Americas)  Inc. and the  Registrant  on behalf of each series, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS  Global  AM (US)  serves as  principal  underwriter  for the  following investment companies:

     UBS Cashfund Inc.,
     UBS Index Trust,
     UBS Investment Trust,
     UBS Money Series,
     UBS Managed Municipal Trust,
     UBS Master Series, Inc.,
     Master Trust
     UBS Municipal Money Market Series,
     UBS RMA Money Fund, Inc.,
     UBS RMA Tax-Free Fund, Inc.,
     UBS Series Trust,
     Global High Income Fund Inc.,
     Insured Municipal Income Fund Inc.,
     Investment Grade Municipal Income Fund Inc.,
     Managed High Yield Plus Fund Inc.,
     Strategic Global Income Fund, Inc., and
     UBS PACE Select Advisors Trust
     SMA Relationship Trust
     Fort Dearborn Income Securities, Inc.

(b)  UBS  Global  AM  (US)  is  the  Registrant's  principal  underwriter.   The
     information  set forth below is furnished for those  directors and officers of UBS  Global  AM (US) who also  serve as  directors  or  officers  of the
     Registrant.

                                     Positions and Offices with       Positions and Offices with
Name and Business Address*                  Underwriter                    the Registrant
-------------------------------------------------------------------------------------------------------
Kai Sotorp**                         Head of the Americas for UBS             President
                                      Global Asset Management, a
                                        member of the UBS Group
                                    Managing Board and a member of
                                         the UBS Global Asset
                                    Management Executive Committee

Joseph J. Allessie*                   Director and Deputy General         Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Andrew Shoup*                        Managing Director and Head of     Vice President and Chief
                                    Global Treasury Administration        Operating Officer
                                              Department

Thomas Disbrow*                      Director and Head of the U.S.   Vice President and Treasurer
                                         Mutual Fund Treasury
                                     Administration Department of
                                             UBS Global AM

Mark F. Kemper**                      Managing Director, General     Vice President and Secretary
                                     Counsel and Secretary of UBS
                                               Global AM

Joanne Kilkeary*                    Director and Senior Manager of        Vice President and
                                     the U.S. Mutual Fund Treasury       Assistant Treasurer
                                     Administration Department of
                                             UBS Global AM

Michael Flook *                      Associate Director and Senior        Vice President and
                                      Manager of the U.S. Mutual         Assistant Treasurer
                                     Fund Treasury Administration
                                      Department of UBS Global AM

Joseph McGill*                        Managing Director and Chief      Vice President and Chief
                                       Compliance Officer of UBS          Compliance Officer
                                               Global AM

Eric Sanders*                       Director and Associate General        Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Tammie Lee*                         Director and Associate General        Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Keith A. Weller*                     Executive Director and Senior        Vice President and
                                     Associate General Counsel of        Assistant Secretary
                                             UBS Global AM

Nancy Osborn*                        Associate Director and Senior        Vice President and
                                      Manager of the U.S. Mutual         Assistant Treasurer
                                     Fund Treasury Administration
                                      Department of UBS Global AM

Steven LeMire*                      Director and Senior Manager of        Vice President and
                                     the U.S. Mutual Fund Treasury       Assistant Treasurer
                                     Administration Department of
                                             UBS Global AM

(c)      Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 59/60 to this registration statement to be signed on its behalf by the undersigned,  duly authorized, in the City of New
York, and the State of New York on the 11th day of September 2008.

                                THE UBS FUNDS

                                 By: /s/ Kai Sotorp
                                     Kai Sotorp*
                                     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                          Title                                      Date

/s/ Kai Sotorp                           President and Principal                September 11, 2008
Kai Sotorp*                              Executive Officer

/s/ Frank K. Reilly                      Chairman and                           September 11, 2008
Frank K. Reilly*                         Trustee

/s/ Walter E. Auch                       Trustee                                September 11, 2008
Walter E. Auch*

/s/ Edward M. Roob                       Trustee                                September 11, 2008
Edward M. Roob*

/s/ Adela Cepeda                         Trustee                                September 11, 2008
Adela Cepeda*

/s/ J. Mikesell Thomas                   Trustee                                September 11, 2008
J. Mikesell Thomas*

/s/ Thomas Disbrow                       Treasurer and Principal                September 11, 2008
Thomas Disbrow*                          Accounting Officer

     * By:   /s/ Joseph J. Allessie
             Joseph J. Allessie, Attorney-in-Fact
             (Pursuant to Powers of Attorney incorporated herein by reference.)

                                 EXHIBITS INDEX

EXHIBITS                                             EXHIBIT NO.

None